Inventory, net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory, net
9. Inventory, net

Inventory is stated at the lower of cost or market using the first-in first-out method and consists entirely of finished goods. The Company’s inventory as of September 30, 2013 and December 31, 2012 was approximately as follows:

	Unaudited	Audited
	September 30, 2013	December 31, 2012
Total Gross Inventory, Finished Goods	$565,000	$581,000
Less: Inventory reserve	(274,000)	(269,000)
Total Inventory	$291,000	$312,000

Note 3 — Inventory

The Company’s inventory components as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Total Gross Inventory, Finished Goods	$581,000	$465,000
Less: Inventory reserve	(269,000)	(218,000)
Total Inventory	$312,000	$247,000